Income Taxes (Tables)	3 Months Ended
Mar. 31, 2013
Income Tax Expense (Benefit)
Income taxes recognized during the three months ended March 31, 2013 comprise:

	Three Months Ended
	March 31,	March 31,
	2013	2012
	(In thousands)
Provision for income taxes before restructuring and other items	$5,021	$2,726
Tax impact of restructuring and other items	(1,255)	-

Provision for income taxes after restructuring and other items	$3,766	$2,726